REVENUE - Unsatisfied Portions of Performance Obligations (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	$ 3,701
2019
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	2,410
2020
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	985
2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	169
Thereafter
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	$ 137